Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax asset
Net operating losses carry forwards	$ 13,522	$ 17,029
Other temporary differences	205	116
Total deferred tax assets	13,727	17,145
Less valuation allowance	0	0
Deferred tax asset, net of valuation allowance	13,727	17,145
Deferred tax liabilities
Investment in joint venture	20,002	21,122
Other temporary differences	741	273
Total deferred tax liabilities	20,743	21,395
Net deferred tax asset/(liability)	$ (7,016)	$ (4,250)